Offerings - Offering: 1	Mar. 02, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	400,000,000
Maximum Aggregate Offering Price	$ 400,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 55,240.00
Offering Note	(1) The proposed maximum offering price per security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to General Instruction II.D. of Form S-3 under the Securities Act. (2) On November 30, 2020, the registrant filed an Automatic Shelf Registration Statement on Form S-3ASR (File No. 333-251022) (the "Original Registration Statement") and on March 4, 2022, the registrant filed a prospectus supplement, which registered the offer and sale of up to $400,000,000 of shares of the registrant's common stock (the "Original ATM Prospectus") under the terms of an Open Market Sale Agreement (the "Sales Agreement") with Jefferies LLC. On November 24, 2023, the registrant filed an Automatic Shelf Registration Statement on Form S-3ASR (File No. 333-275740) (the "Current Registration Statement") and paid a registration fee of $7,615 which was filed for $138,689,870 of securities that may be issued or sold pursuant to the Original ATM Prospectus. On February 26, 2024, the registrant filed a prospectus supplement which registered the offer and sale of up to $375,727,167 of shares of the registrant's common stock (the "Previous ATM Prospectus"), including $25,727,167 of securities that remained unsold under the Original ATM Prospectus (the "Prior Unsold Securities"), pursuant to an amendment to the Sales Agreement to sell an additional $350,000,000 of shares of the registrant's common stock. In connection with the filing of the Previous ATM Prospectus, the registrant paid a registration fee of $51,660 which was filed for $350,000,000 of shares of the registrations common stock and included a $3,797 carry forward of registration fees previous paid for the $25,727,167 of Prior Unsold Securities. As of the date of this Prospectus, we have sold $261,043,517 pursuant to the Previous ATM Prospectus and $114,683,350 of shares remain unsold (the "Current Unsold Securities") under the Previous ATM Prospectus. In connection with a second amendment to the Sales Agreement, we are registering the offer and sale of $400,000,000 of shares which comprises $114,683,350 of the Current Unsold Securities and an additional $285,316,650 of shares that may be issued or sold pursuant to this Prospectus. (3) In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, except with respect to the $38,312.74 to be paid in connection with the primary offering of common stock described in the table, which is being paid with the filing of this registration statement, the registrant is deferring payment of all registration fees and will pay the registration fees subsequently in advance or on a "pay-as-you-go" basis.